AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2022

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	$30,031,906	$47,040,854	11.55%	Quarterly (7)
Total Credit - Convertible Arbitrage		30,031,906	47,040,854	11.55

Event Driven Arbitrage (5)
Davidson Kempner Partners	01/01/10 - 07/01/12	43,954,934	81,920,428	20.12	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	39,934,590	80,876,116	19.86	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	29,637,858	42,679,757	10.48	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	178,625	0.04	In Liquidation (8)
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	23,215,369	35,133,273	8.63	Quarterly
Total Event Driven Arbitrage		137,022,278	240,788,199	59.13

Fixed Income Arbitrage (6)
FFIP, L.P.	07/01/07 - 04/01/12	31,240,835	65,979,486	16.20	Annual (7)
Parsec Onshore Partners, L.P.	04/01/08 - 04/01/12	27,299,455	49,465,472	12.15	Monthly
Total Fixed Income Arbitrage		58,540,290	115,444,958	28.35

Total investments in Portfolio Funds		225,594,474	403,274,011	99.03

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 2.7182% (3) (Shares 33,891,497)		33,891,497	33,891,497	8.32
Total investments		$259,485,971	$437,165,508	107.35%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2022

(1)	Percentages are based on Members’ Capital of $407,234,197.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2022.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $421,556,982. Net unrealized appreciation on investments for tax purposes was $15,608,526 consisting of $22,066,494 of gross unrealized appreciation and $6,457,968 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.03% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
AG Mortgage Value Partners, L.P.	05/01/13	$889,265	$1,915,910	1.75%	Side Pockets Only (9)
Centerbridge Credit Partners, L.P.	10/01/11 - 11/01/20	16,948,980	24,047,213	22.04	Bi-Annual (8)
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 11/01/20	15,149,809	26,023,761	23.85	Annual
Marble Ridge LP	02/01/17 - 06/01/20	2,516,749	1,841,383	1.69	In Liquidation (10)
Total Distressed - Long Biased		35,504,803	53,828,267	49.33

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	09/01/08 - 11/01/20	16,065,145	26,271,594	24.07	In Liquidation (10)
Carronade Capital Partners, LP	02/01/21 - 07/01/21	10,000,000	11,005,778	10.09	Quarterly (6) (7)
King Street Capital, L.P.	07/01/08	7,547,632	15,643,538	14.33	Quarterly (6)
Total Distressed - Variable Biased		33,612,777	52,920,910	48.49
Total investments in Portfolio Funds		69,117,580	106,749,177	97.82

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 2.7182% (3) (Shares 3,656,118)		3,656,118	3,656,118	3.35
Total investments		$72,773,698	$110,405,295	101.17%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2022

(1)	Percentages are based on Members’ Capital of $109,126,584.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2022.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(6)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(7)	Portfolio Fund subject to lock-up provision up to eighteen months.
(8)	Portfolio Fund subject to lock-up provision up to three years.
(9)	Portfolio Fund represents investments in securities which are illiquid or are subject to an anticipated event. These securities are held by the Portfolio Fund in “side pockets.” Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities. These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.
(10)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $86,468,368. Net unrealized appreciation on investments for tax purposes was $23,936,927 consisting of $26,475,530 of gross unrealized appreciation and $2,538,603 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.82% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	07/01/11 - 05/01/15	$17,053,801	$32,244,186	6.42%	Monthly
Sachem Head LP	08/01/16 - 09/01/17	11,947,961	19,945,631	3.97	Quarterly (8)
The Children's Investment Fund LP	05/01/20	5,000,000	6,481,000	1.29	Monthly
Total Directional Equity		34,001,762	58,670,817	11.68

Equity Hedged - Generalist (5)
GMO Equity Dislocation Fund, L.P.	03/01/22 - 09/01/22	15,000,000	15,546,287	3.09	Monthly
Junto Capital Partners LP	01/01/19 - 10/01/19	39,085,449	51,838,835	10.32	Quarterly (8)
Lakewood Capital Partners, LP	07/01/17 - 05/01/19	24,444,493	27,351,446	5.44	Quarterly
MW Market Neutral TOPS Fund	10/01/20	10,492,447	22,941,730	4.57	Monthly
MW TOPS Fund	12/01/16 - 05/01/19	23,021,405	33,684,403	6.71	Monthly
Naya Fund LP	02/01/19 - 07/01/19	23,464,032	32,140,411	6.40	Quarterly
Nitorum Fund, L.P.	12/01/17 - 06/01/19	28,069,902	26,050,244	5.19	Annual
Viking Global Equities LP	08/01/06 - 03/01/11	13,502,717	53,682,490	10.69	Annual
Total Equity Hedged - Generalist		177,080,445	263,235,846	52.41

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	10,593,719	24,994,765	4.98	Quarterly (8)
Encompass Capital Fund L.P.	07/01/16 - 05/01/22	16,596,143	31,910,764	6.35	Quarterly (8)
Long Pond Capital QP Fund, LP	02/01/14	11,611,590	20,120,586	4.01	Quarterly (8)
North River Partners, L.P.	11/01/13	14,539,224	26,736,914	5.32	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	25,000,000	30,696,631	6.11	Quarterly (8)
Total Equity Hedged - Sector Specialist		78,340,676	134,459,660	26.77

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2022

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Short-Biased Equity (7)
Ursus International Limited	05/01/13 - 11/01/18	31,110,435	14,584,322	2.90	Quarterly
Total Short-Biased Equity		31,110,435	14,584,322	2.90

Total investments in Portfolio Funds		320,533,318	470,950,645	93.76

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 2.7182% (3) (Shares 5,000,000)		5,000,000	5,000,000	0.99
Total investments		$325,533,318	$475,950,645	94.75%

(1)	Percentages are based on Members’ Capital of $502,306,136.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2022.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(6)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.
(7)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.
(8)	Portfolio Fund subject to investor-level percentage limitations on redemptions.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2022

The aggregate cost of investments for tax purposes was $420,372,414. Net unrealized appreciation on investments for tax purposes was $55,578,231 consisting of $73,230,495 of gross unrealized appreciation and $17,652,264 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.76% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of October 31, 2022:

Aetos Multi-Strategy Arbitrage Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$403,274,011
Money Market Investment	33,891,497	—	—	33,891,497
Total Investments	$33,891,497	$—	$—	$437,165,508

Aetos Distressed Investment Strategies Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$106,749,177
Money Market Investment	3,656,118	—	—	3,656,118
Total Investments	$3,656,118	$—	$—	$110,405,295

Aetos Long/Short Strategies Fund, LLC Strategy

	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$470,950,645
Money Market Investment	5,000,000	—	—	5,000,000
Total Investments	$5,000,000	$—	$—	$475,950,645

(1) In accordance with ASC 820-10-35-54B investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.